AST BOND PORTFOLIO 2029
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 92.5%
Asset-Backed Security — 5.9%
Collateralized Loan Obligation
Octagon Investment Partners 45 Ltd. (Cayman Islands),
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
3.159%(c)	10/15/32	250	$ 224,988
(cost $219,178)
Commercial Mortgage-Backed Securities — 24.5%
BANK,
Series 2017-BNK08, Class A3
3.229%	11/15/50	10	10,547
Series 2018-BN14, Class A1
3.277%	09/15/60	15	15,314
CD Mortgage Trust,
Series 2017-CD05, Class A1
2.028%	08/15/50	19	18,631
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A1
1.501%	05/10/58	12	12,193
Series 2016-C07, Class A1
1.971%	12/10/54	39	38,791
Citigroup Commercial Mortgage Trust,
Series 2016-C01, Class A1
1.506%	05/10/49	10	10,024
Series 2016-C02, Class A1
1.499%	08/10/49	7	7,362
Series 2016-P04, Class A3
2.646%	07/10/49	10	9,885
Commercial Mortgage Trust,
Series 2012-LC04, Class A4
3.288%	12/10/44	33	33,568
Series 2013-LC06, Class ASB
2.478%	01/10/46	28	27,886
Series 2015-LC21, Class A4
3.708%	07/10/48	50	53,148
Series 2015-PC01, Class A5
3.902%	07/10/50	50	52,543
Series 2016-DC02, Class A1
1.820%	02/10/49	45	45,214
DBJPM Mortgage Trust,
Series 2017-C06, Class A1
1.907%	06/10/50	24	23,414
Fannie Mae-Aces,
Series 2017-M13, Class A1
2.746%	09/25/27	28	29,104
Series 2018-M04, Class A1
2.945%(cc)	03/25/28	16	17,215
GS Mortgage Securities Trust,
Series 2013-GC12, Class AAB
2.678%	06/10/46	31	31,081
Series 2017-GS07, Class A1
1.950%	08/10/50	47	46,995
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A1
1.969%	09/15/50	48	47,986
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (continued)
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A1
1.423%	06/15/49	13	$ 12,613
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC09, Class A5
2.840%	12/15/47	40	40,217
Series 2013-LC11, Class A4
2.694%	04/15/46	18	18,162
Series 2016-JP02, Class A1
1.324%	08/15/49	27	26,963
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A3
3.077%	03/15/48	48	48,423
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A1
1.445%	08/15/49	27	27,300
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A1
2.139%	11/15/50	35	34,770
Series 2018-C11, Class A1
3.211%	06/15/51	25	24,997
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C02, Class A3
3.058%	05/10/63	13	12,726
Series 2012-C04, Class A5
2.850%	12/10/45	110	109,633
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A1
1.321%	08/15/49	18	18,060
Series 2016-C35, Class A1
1.392%	07/15/48	23	23,031
Series 2017-C38, Class A1
1.968%	07/15/50	10	10,205

Total Commercial Mortgage-Backed Securities (cost $932,290)			938,001
Corporate Bonds — 10.8%
Aerospace & Defense — 0.3%
General Dynamics Corp.,
Gtd. Notes
3.625%	04/01/30	5	5,524
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.400%	05/01/30	5	5,759
			11,283
Agriculture — 0.1%
Archer-Daniels-Midland Co.,
Sr. Unsec’d. Notes
3.250%	03/27/30	5	5,293
Airlines — 0.8%
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	35	29,907
A1

AST BOND PORTFOLIO 2029 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Apparel — 0.3%
NIKE, Inc.,
Sr. Unsec’d. Notes
2.750%	03/27/27	10	$ 10,448
Banks — 1.7%
Goldman Sachs Group, Inc. (The),
Sub. Notes
4.250%	10/21/25	20	20,920
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.493%(ff)	03/24/31	15	17,293
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
4.478%(ff)	04/04/31	25	28,217
			66,430
Beverages — 0.3%
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.750%	03/19/30	10	10,619
Commercial Services — 1.6%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25	35	36,324
Moody’s Corp.,
Sr. Unsec’d. Notes
3.750%	03/24/25	25	26,121
			62,445
Cosmetics/Personal Care — 0.1%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
3.000%	03/25/30	5	5,529
Diversified Financial Services — 0.1%
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.300%	03/26/27	5	5,433
Electric — 0.8%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes, 144A
3.700%	07/15/30	10	10,695
4.050%	04/15/25	10	10,812
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes, 144A
2.750%	05/15/30	10	10,494
			32,001
Healthcare-Products — 0.2%
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.497%	03/25/30	5	5,634
Healthcare-Services — 0.3%
Humana, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/30	10	10,709
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Household Products/Wares — 0.1%
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
3.100%	03/26/30	2	$ 2,148
Machinery-Diversified — 0.1%
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30	5	5,301
Media — 0.1%
Comcast Corp.,
Gtd. Notes
3.400%	04/01/30	5	5,417
Miscellaneous Manufacturing — 0.1%
3M Co.,
Sr. Unsec’d. Notes
3.050%	04/15/30	5	5,222
Pharmaceuticals — 0.7%
Cigna Corp.,
Gtd. Notes, 144A
3.400%	03/01/27	25	25,477
Pipelines — 0.8%
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25	35	30,909
Retail — 0.6%
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.500%	07/01/27	15	15,811
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/30	5	5,125
			20,936
Semiconductors — 1.0%
Broadcom, Inc.,
Gtd. Notes, 144A
3.125%	04/15/21	10	9,879
3.125%	10/15/22	10	9,898
Intel Corp.,
Sr. Unsec’d. Notes
3.750%	03/25/27	15	16,584
			36,361
Telecommunications — 0.7%
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.000%	03/22/27	5	5,274
3.150%	03/22/30	20	21,588
			26,862

Total Corporate Bonds (cost $403,321)			414,364
Sovereign Bonds — 13.5%
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.875%	08/05/20	300	300,805

A2

AST BOND PORTFOLIO 2029 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Province of Alberta (Canada),
Sr. Unsec’d. Notes
3.300%	03/15/28	50	$ 57,568
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
1.750%	09/27/24	50	51,892
Province of Manitoba (Canada),
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24	50	53,484
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series QX
1.500%	02/11/25	50	51,295

Total Sovereign Bonds (cost $517,961)			515,044
U.S. Government Agency Obligations — 11.6%
Federal Home Loan Bank
3.250%	11/16/28(k)	200	236,524
Federal Home Loan Mortgage Corp.
1.500%	02/12/25	100	104,283
Federal National Mortgage Assoc.
1.625%	01/07/25	100	104,967

Total U.S. Government Agency Obligations (cost $420,136)			445,774
U.S. Treasury Obligations — 26.2%
U.S. Treasury Bonds
2.375%	11/15/49	10	12,466
U.S. Treasury Notes
1.500%	02/15/30	105	113,203
2.250%	11/15/27	5	5,617
2.375%	08/15/24	400	434,749
3.125%	11/15/28(k)	360	434,588

Total U.S. Treasury Obligations (cost $937,760)			1,000,623

Total Long-Term Investments (cost $3,430,646)			3,538,794

Shares
Short-Term Investments — 2.9%
Affiliated Mutual Fund — 2.9%
PGIM Core Ultra Short Bond Fund (cost $111,798)(w)	111,798	111,798

Options Purchased*~ — 0.0%
(cost $5,093)	1,251

Total Short-Term Investments (cost $116,891)	113,049

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—95.4% (cost $3,547,537)	3,651,843
Value
Option Written*~ — (0.0)%
(premiums received $1,874)	$ (1,031)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—95.4% (cost $3,545,663)	3,650,812

Other assets in excess of liabilities(z) — 4.6%	175,342

Net Assets — 100.0%	$ 3,826,154

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
Aces	Alternative Credit Enhancements Securities
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A3

AST BOND PORTFOLIO 2029 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$126.00	5	5	$ 313
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$132.00	5	5	938
Total Options Purchased (cost $5,093)						$1,251
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$129.00	11	11	$(1,031)
(premiums received $1,874)
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
4	2 Year U.S. Treasury Notes	Jun. 2020	$ 881,531	$ (3,350)
11	5 Year U.S. Treasury Notes	Jun. 2020	1,378,953	(17,296)
14	10 Year U.S. Treasury Notes	Jun. 2020	1,941,625	(33,941)
				$(54,587)
Interest rate swap agreements outstanding at March 31, 2020:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
4,067	12/28/29	2.490%(S)	3 Month LIBOR(2)(Q)	$509,067	$723,822	$214,755

(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A4